Statement Of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Loss [Abstract]
Net Loss	$ (2,511,158)	$ (2,464,284)	$ (3,097,928)	$ (4,807,280)	$ (8,635,434)	$ (14,368,530)
Unrealized (loss) gain on available-for-sale securities		19,781	(2,084)	25,015	19,920	39,050
Comprehensive Loss	$ (2,511,158)	$ (2,444,503)	$ (3,100,012)	$ (4,782,265)	$ (8,615,514)	$ (14,329,480)